Recently issued accounting standards (Details) SFr in Millions	Jan. 01, 2016 CHF (SFr)
Accounting Standards Update 2015-03 [Member]
Accounting change
Cumulative effect of accounting changes, increase/(decrease) in total assets and total liabilities	SFr 541
Accounting Standards Update 2016-01 [Member]
Accounting change
Cumulative effect of accounting changes, reclassification from retained earnings to AOCI, net of tax	SFr 475